Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense (Benefit)

The income tax expense (benefit) consists of the following:

SUMMARY OF INCOME TAX EXPENSE (BENEFIT)

Years Ended December 31,	2013	2012	2011
Current	$—	$(34)	$10
Deferred	297	—	—

Income tax provision (benefit)	$297	$(34)	$10

Details of Deferred Tax Asset (Liability), Net

Items that gave rise to significant portions of the deferred tax accounts are as follows:

DETAILS OF DEFERRED TAX ASSET (LIABILITY), NET

December 31,	2013	2012
Deferred tax asset:
Allowance for loan losses	$14,702	$19,239
Goodwill amortization	—	1,262
Impairments realized on investment securities	490	490
Fixed assets	4,354	2,596
Net operating loss carry forwards	96,117	85,466
Unrealized loss on investment securities	4,872	—
Alternative minimum tax credits	2,010	2,010
Other	4,585	5,194

Total deferred tax asset before valuation allowance	127,130	116,257

Less: valuation allowance	(119,349)	(113,398)
Deferred tax liability:
Core deposit intangible amortization	103	420
Goodwill amortization	297	—
Unrealized gain on investment securities	—	1,509
Deferred loan costs	2,496	2,119
Other	310	320

Total deferred tax liability	3,206	4,368

Net deferred tax asset (liability)	$4,575	$(1,509)

Reconciliation of Federal Statutory Income Tax

The provision for income taxes differs from that computed at the statutory rate as follows:

RECONCILIATION OF FEDERAL STATUTORY INCOME TAX

Years Ended December 31,	2013		2012		2011
	Amount	%	Amount	%	Amount	%
Loss before income taxes	$(9,646)		$(50,525)		$(67,495)
Tax computed at statutory rate	(3,377)	35.0%	(17,683)	35.0%	(23,624)	35.0%
(Decrease) increase in charge resulting from:
State taxes, net of federal benefit	(635)	6.6	(3,040)	6.0	(3,949)	5.9
Tax exempt interest (net)	(530)	5.5	(638)	1.3	(900)	1.3
BOLI	(659)	6.8	(695)	1.4	(1,037)	1.5
Valuation allowance	5,951	(61.7)	21,981	(43.5)	29,524	(43.7)
Other, net	(453)	4.7	41	(0.1)	(4)	0.0

Total income tax expense (benefit)	$297	(3.1)%	$(34)	0.1%	$10	0.0%